Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
TOTAL REVENUE		$ 3,737,350	$ 7,082,217
TOTAL COST		2,270,345	3,966,546
GROSS PROFIT		1,467,005	3,115,671
Administrative expenses		7,064,286	3,138,340
Research and development expenses		1,802,747	1,907,116
Selling expenses		143,816	301,028
LOSS FROM OPERATIONS		(7,543,844)	(2,230,813)
Subsidy income		223,391	339,604
Other (loss), net		(302,336)	(55,430)
Interest income		3,470	67,871
Interest expense and debt discounts expense		(391,231)	(214,002)
Loss before income taxes		(8,010,550)	(2,092,770)
Income tax benefit		69,858	270,747
NET LOSS		(7,940,692)	(1,822,023)
Less: Net loss attributable to the non- controlling interest		264,047	6,749
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (7,676,645)	$ (1,815,274)
Loss per share - Basic and Diluted
Basic	[1]	$ (1.12)	$ (0.24)
Diluted	[1]	(1.12)	(0.24)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic	[1]	(1.08)	(0.24)
Diluted	[1]	$ (1.08)	$ (0.24)
Products [Member]
TOTAL REVENUE		$ 2,056,805	$ 1,955,545
TOTAL COST		1,970,154	3,552,454
Products - Related Parties [Member]
TOTAL REVENUE		217,813	3,810,126
Software [Member]
TOTAL REVENUE		1,049,377	903,978
TOTAL COST		296,190	308,701
Other [Member]
TOTAL REVENUE		371,381	362,818
TOTAL COST		4,001	105,391
Others - Related Parties [Member]
TOTAL REVENUE		$ 41,974	$ 49,750

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.